Interest and Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest and Finance Costs [Abstract]
Interest on long-term debt	$ 14,819	$ 11,698	$ 6,943
Amortization of debt issuance costs	1,173	518	265
Other	423	61	27
Total	16,415	12,277	7,235
Interest and Finance Costs - Related Party [Abstract]
Convertible notes amortization of debt discount	4,339	2,127	1,163
Total	8,881	5,122	2,616
Long-term Debt [Member]
Interest and Finance Costs - Related Party [Abstract]
Interest expense	1,724	1,182	155
Amortization of debt issuance costs related party	7	13	0
Convertible Notes [Member]
Interest and Finance Costs - Related Party [Abstract]
Interest expense	2,811	1,800	1,298
Convertible notes amortization of debt discount	$ 4,339	$ 2,127	$ 1,163